As filed with the Securities and Exchange Commission on September 16, 2013

Registration No. 33-56339

811-07237

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 131	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 129 (Check appropriate box or boxes)	☒

PUTNAM INVESTMENT FUNDS

(Exact name of registrant as specified in charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of principal executive offices)

Registrant’s Telephone Number, including Area Code

(617) 292-1000

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on August 30, 2013 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a) (1)
☐	on (date) pursuant to paragraph (a) (1)
☐	75 days after filing pursuant to paragraph (a) (2)
☐	on (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

ROBERT T. BURNS, Vice President

PUTNAM INVESTMENT FUNDS

One Post Office Square

Boston, Massachusetts 02109

(Name and address of agent for service)

Copy to:

JOHN W. GERSTMAYR, Esquire

ROPES & GRAY LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199

This Post-Effective Amendment relates solely to the Registrant’s Putnam Capital Opportunities Fund and Putnam Mid Cap Value Fund series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 16th day of September, 2013.

Putnam Investment Funds

By:	/s/ Jonathan S. Horwitz, Executive Vice President, Principal Executive Officer and Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of Putnam Investment Funds has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title

Jameson A. Baxter*	Chair, Board of Trustees

Robert L. Reynolds*	President and Trustee

Jonathan S. Horwitz*	Executive Vice President, Principal Executive Officer and Compliance Liaison

Steven D. Krichmar*	Vice President and Principal Financial Officer

Janet C. Smith*	Vice President, Principal Accounting Officer and Assistant Treasurer

Liaquat Ahamed*	Trustee

Ravi Akhoury*	Trustee

Barbara M. Baumann*	Trustee

Charles B. Curtis*	Trustee

Robert J. Darretta*	Trustee

Katinka Domortoffy*	Trustee

John A. Hill*	Trustee

Paul L. Joskow*	Trustee

Kenneth R. Leibler*	Trustee

Robert E. Patterson*	Trustee

George Putnam, III*	Trustee

W. Thomas Stephens*	Trustee

By: /s/ Jonathan S. Horwitz, as Attorney-in-Fact September 16, 2013

*	Signed pursuant to power of attorney filed in Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on November 26, 2012.